Consolidated Balance Sheets (10-Q) (USD $) In Thousands	Jun. 30, 2011	Dec. 31, 2010
ASSETS:
Investments in real estate, net of accumulated depreciation of $7,132 and $0, respectively	$ 101,433	$ 0
Cash and cash equivalents	1,644	209
Restricted cash	753	0
Accounts receivable and other assets	422	0
Deferred costs, net of accumulated amortization of $1 and $0, respectively	262	0
Total assets	104,514	209
LIABILITIES AND EQUITY:
Mortgage indebtedness	64,575	0
Accounts payable and accrued expenses	1,259	2
Other liabilities	317	0
Total liabilities	66,151	2
Equity:
Preferred stock, $0.01 par value; 50,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.01 par value; 300,000,000 shares authorized, 20,000 shares issued and outstanding	0	0
Additional paid-in capital	200	200
Retained earnings (deficit)	(31)	5
Total stockholder's equity	169	205
Non-controlling interest	38,194	2
Total equity	38,363	207
Total liabilities and equity	$ 104,514	$ 209